Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 6,633	SFr 2,976	SFr 6,642
Effect on result before tax if interest rates decrease	SFr (6,633)	SFr (2,976)	SFr (6,642)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 2,019	SFr 432	SFr 1,171
Effect on result before tax if interest rates decrease	SFr (2,019)	SFr (432)	SFr (1,171)